UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

RARE GLOBAL INFRASTRUCTURE VALUE FUND

FORM N-Q

JUNE 30, 2017

RARE GLOBAL INFRASTRUCTURE VALUE FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 5.7%
Media - 5.7%
Eutelsat Communications SA	8,809	$225,195	(a)
SES, FDR	4,982	116,827	(a)(b)

TOTAL CONSUMER DISCRETIONARY		342,022

ENERGY - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Enbridge Inc.	7,134	284,193
Kinder Morgan Inc.	11,711	224,383
Williams Cos. Inc.	2,285	69,190

TOTAL ENERGY		577,766

INDUSTRIALS - 29.1%
Road & Rail - 9.3%
Central Japan Railway Co.	728	118,779	(a)
CSX Corp.	2,361	128,816
East Japan Railway Co.	2,505	239,760	(a)
Genesee & Wyoming Inc., Class A Shares	258	17,645	*
Union Pacific Corp.	497	54,128

Total Road & Rail		559,128

Transportation Infrastructure - 19.8%
Aeroports de Paris	1,249	201,757	(a)
Atlantia SpA	11,491	324,521	(a)
DP World Ltd.	3,208	67,026	(a)
Fraport AG Frankfurt Airport Services Worldwide	1,726	152,682	(a)
Groupe Eurotunnel SE, Registered Shares	31,283	333,822	(a)
OHL Mexico SAB de CV	82,668	119,251

Total Transportation Infrastructure		1,199,059

TOTAL INDUSTRIALS		1,758,187

REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 8.5%
American Tower Corp.	1,814	240,028
Crown Castle International Corp.	2,726	273,091

TOTAL REAL ESTATE		513,119

UTILITIES - 42.9%
Electric Utilities - 22.9%
American Electric Power Co. Inc.	2,604	180,900
AusNet Services	44,216	58,960	(a)
Edison International	1,022	79,910
Iberdrola SA	24,016	190,688	(a)
NextEra Energy Inc.	1,532	214,679
PG&E Corp.	2,781	184,575
Red Electrica Corporacion SA	5,290	110,779	(a)
Spark Infrastructure Group	153,131	308,129	(a)
Transmissora Alianca de Energia Eletrica SA	9,000	59,875

Total Electric Utilities		1,388,495

Gas Utilities - 5.3%
APA Group	17,027	119,917	(a)
Infraestructura Energetica Nova SAB de CV	25,207	134,349
Tokyo Gas Co., Ltd.	12,700	66,141	(a)

Total Gas Utilities		320,407

See Notes to Schedule of Investments.

1

RARE GLOBAL INFRASTRUCTURE VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 3.9%
EDP Renovaveis SA		19,350	$154,067	(a)
Electric Power Development Co., Ltd.		3,240	80,162	(a)

Total Independent Power and Renewable Electricity Producers			234,229

Multi-Utilities - 4.4%
National Grid PLC		6,656	82,613	(a)
Sempra Energy		1,616	182,204

Total Multi-Utilities			264,817

Water Utilities - 6.4%
Pennon Group PLC		17,101	183,747	(a)
United Utilities Group PLC		18,282	206,707	(a)

Total Water Utilities			390,454

TOTAL UTILITIES			2,598,402

TOTAL COMMON STOCKS (Cost - $5,293,199)			5,789,496

PREFERRED STOCKS - 0.9%
UTILITIES - 0.9%
Electric Utilities - 0.9%
Companhia de Transmissao de Energia Eletrica Paulista (Cost - $53,458)		2,800	54,514

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,346,657)			5,844,010

	RATE
SHORT-TERM INVESTMENTS - 5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $336,488)	0.935%	336,488	336,488

TOTAL INVESTMENTS - 102.1% (Cost - $5,683,145#)			6,180,498
Liabilities in Excess of Other Assets - (2.1)%			(129,043)

TOTAL NET ASSETS - 100.0%			$6,051,455

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

FDR	—Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

RARE Global Infrastructure Value Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

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Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	—	$342,022	—	$342,022
Industrials	$319,840	1,438,347	—	1,758,187
Utilities	1,036,492	1,561,910	—	2,598,402
Other Common Stocks	1,090,885	—	—	1,090,885
Preferred Stocks	54,514	—	—	54,514

Total Long-Term Investments	2,501,731	3,342,279	—	5,844,010

Short-Term Investments†	336,488	—	—	336,488

Total Investments	$2,838,219	$3,342,279	—	$6,180,498

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2017, securities valued at $3,342,279 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$591,153
Gross unrealized depreciation	(93,800)

Net unrealized appreciation	$497,353

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2017